Quarterly Holdings Report
for
Fidelity® Long-Term Treasury Bond Index Fund
November 30, 2025
LBX-NPRT3-0126
1.841649.119
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.93	21,709,000	14,045,553
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	57,054,000	36,539,076
US Treasury Bonds 1.25% 5/15/2050	4.89	12,900,000	6,399,609
US Treasury Bonds 1.375% 11/15/2040	1.67 to 4.57	43,238,000	28,631,663
US Treasury Bonds 1.375% 8/15/2050	1.46 to 5.03	212,495,000	108,081,929
US Treasury Bonds 1.625% 11/15/2050	1.95 to 5.07	120,231,000	65,272,282
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	60,183,388
US Treasury Bonds 1.875% 11/15/2051	1.79 to 5.11	215,100,000	122,985,105
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	101,000,987
US Treasury Bonds 1.875% 2/15/2051	2.28 to 5.06	165,910,000	95,813,025
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	54,865,017
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	48,234,047
US Treasury Bonds 2% 8/15/2051	1.93 to 4.99	104,604,000	61,957,440
US Treasury Bonds 2.25% 2/15/2052	2.96 to 5.18	116,650,000	73,093,072
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	77,164,434
US Treasury Bonds 2.25% 8/15/2046	4.89 to 5.11	52,963,000	35,750,025
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.46	25,759,000	16,623,611
US Treasury Bonds 2.375% 11/15/2049	2.90 to 4.73	23,745,000	15,701,381
US Treasury Bonds 2.375% 2/15/2042	2.24 to 5.20	79,900,000	59,939,134
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.13	104,697,000	68,102,127
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	26,164,000	18,962,768
US Treasury Bonds 2.5% 2/15/2046	3.35 to 4.87	13,723,000	9,793,183
US Treasury Bonds 2.5% 5/15/2046	4.12 to 4.78	74,362,000	52,904,496
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.05	30,225,000	23,699,470
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	25,375,000	18,548,530
US Treasury Bonds 2.75% 8/15/2042	3.61 to 4.19	7,787,000	6,134,999
US Treasury Bonds 2.75% 8/15/2047	3.14 to 3.39	21,492,000	15,754,644
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	54,937,885
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.91	92,418,000	73,223,215
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	52,790,000	38,912,004
US Treasury Bonds 2.875% 5/15/2052	3.15 to 5.05	152,750,000	110,087,402
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	51,928,849
US Treasury Bonds 3% 11/15/2044	3.15 to 4.56	43,337,000	34,281,937
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	56,532,000	44,247,331
US Treasury Bonds 3% 2/15/2047	2.97 to 5.09	40,390,000	31,177,609
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	59,541,156
US Treasury Bonds 3% 2/15/2049	4.57 to 4.88	21,750,000	16,454,385
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	57,501,000	47,193,497
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	73,664,000	57,993,135
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,860,390
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	80,240,911
US Treasury Bonds 3% 8/15/2052	3.76 to 4.98	115,000,000	84,956,250
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	54,613,382
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	89,646,340
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	39,085,318
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	69,352,068
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	29,371,857
US Treasury Bonds 3.25% 5/15/2042	4.55 to 5.22	99,050,000	84,196,369
US Treasury Bonds 3.375% 11/15/2048	4.43 to 4.58	22,044,000	17,891,806
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,749,025
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	30,125,262
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	64,302,588
US Treasury Bonds 3.625% 2/15/2053	3.66 to 5.03	86,000,000	71,746,172
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.71	109,600,000	91,331,906
US Treasury Bonds 3.625% 8/15/2043	2.29 to 4.80	105,903,000	93,335,292
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	71,913,663
US Treasury Bonds 3.75% 8/15/2041	3.06 to 5.02	85,631,000	78,573,132
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	21,151,977
US Treasury Bonds 3.875% 5/15/2043	4.88 to 5.11	76,700,000	70,226,466
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	55,250,000	51,635,010
US Treasury Bonds 4% 11/15/2052	4.62 to 5.00	73,600,000	65,708,125
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	65,650,000	61,549,439
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	101,550,000	92,604,873
US Treasury Bonds 4.25% 11/15/2040	4.50 to 4.77	5,599,000	5,489,206
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.95	104,400,000	97,218,422
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	22,331,000	22,215,856
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	119,251,564
US Treasury Bonds 4.375% 11/15/2039	4.56	3,250,000	3,255,458
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.64	35,300,000	36,092,871
US Treasury Bonds 4.375% 5/15/2041	4.22 to 5.16	28,353,000	28,100,481
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	77,450,000	75,498,623
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	99,750,000	96,882,188
US Treasury Bonds 4.5% 2/15/2044	4.61 to 4.93	49,650,000	49,056,528
US Treasury Bonds 4.5% 5/15/2038	4.38 to 4.64	17,160,000	17,718,370
US Treasury Bonds 4.5% 8/15/2039	4.31 to 4.69	4,033,000	4,103,577
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	64,750,000	64,775,293
US Treasury Bonds 4.625% 11/15/2055	4.67	55,600,000	55,200,375
US Treasury Bonds 4.625% 2/15/2040	4.55	9,750,000	10,006,699
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.88	103,200,000	102,353,306
US Treasury Bonds 4.625% 5/15/2044	4.56 to 4.93	45,250,000	45,377,266
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.81	134,500,000	133,333,632
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.92	81,000,000	82,664,297
US Treasury Bonds 4.75% 11/15/2053	4.00 to 5.01	124,350,000	125,612,930
US Treasury Bonds 4.75% 2/15/2037	3.36 to 4.84	35,578,000	37,766,881
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.01	95,400,000	96,547,781
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	97,200,000	98,415,000
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.87	42,850,000	44,189,063
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	14,169,000	15,355,654
US Treasury Bonds 5% 5/15/2045	4.79 to 4.93	58,950,000	61,796,180
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.71	39,500,000	40,123,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,479,465,552)			4,925,727,881

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $44,695,020)	4.02	44,686,083	44,695,020

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,524,160,572)	4,970,422,901
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,921,623)
NET ASSETS - 100.0%	4,965,501,278

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	47,593,706	617,267,829	620,166,425	428,159	(90)	-	44,695,020	44,686,083	0.1%
Fidelity Securities Lending Cash Central Fund	10,475,000	92,860,853	103,335,853	8,877	-	-	-	-	0.0%
Total	58,068,706	710,128,682	723,502,278	437,036	(90)	-	44,695,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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